Operating leases (Details 1) - INR (₨) ₨ in Thousands	Mar. 31, 2019	Mar. 31, 2018
Operating lease income
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	₨ 44,067	₨ 45,325
Not later than one year [member]
Operating lease income
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	19,847	17,472
Later than one year and not later than five years [member]
Operating lease income
Expected future minimum sublease payments receivable under non-cancellable subleases, classified as operating lease	₨ 24,220	₨ 27,853